Property, Plant and Equipment	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	June 30,	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$10,442	$7,976
LNG terminal construction-in-process	5,173	6,728
Accumulated depreciation	(699)	(553)
Total LNG terminal costs, net	14,916	14,151
Fixed assets
Fixed assets	21	20
Accumulated depreciation	(15)	(13)
Total fixed assets, net	6	7
Property, plant and equipment, net	$14,922	$14,158

Depreciation expense was $84 million and $26 million in the three months ended June 30, 2017 and 2016, respectively, and $148 million and $44 million in the six months ended June 30, 2017 and 2016, respectively.

We realized offsets to LNG terminal costs of $39 million and $128 million in the three months ended June 30, 2017 and 2016, respectively, and $163 million and $142 million in the six months ended June 30, 2017 and 2016, respectively, that were related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Train of the Liquefaction Project, during the testing phase for its construction.